Loan Payable - Disclosure of Financing Costs (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2018	Apr. 30, 2017
Disclosure of interest and financing cost [abstract]
Unwinding of discount on rehabilitation and closure accretion (note 11)	$ 64	$ 80
Discount unwinding on debt repaid		48
Extension fee		45
Interest expense on debt	83	536
Interest revenue	(86)	(83)
Finance Costs Total	$ 61	$ 626